RISK MANAGEMENT - Concentration by past due days (Details) - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Risk Management [Line Items]
Debt instruments held	$ 182,282,743	$ 173,819,116
Loans and Advances
Disclosure Of Risk Management [Line Items]
Debt instruments held	182,282,743	173,819,116
Commercial Loans [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	92,768,553
Commercial Loans [member] | Loans and Advances
Disclosure Of Risk Management [Line Items]
Debt instruments held	92,768,553	94,600,648
Consumer
Disclosure Of Risk Management [Line Items]
Debt instruments held	39,700,670	31,993,381
Consumer | Loans and Advances
Disclosure Of Risk Management [Line Items]
Debt instruments held	39,700,670	31,993,381
Mortgages [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	23,983,283
Mortgages [member] | Loans and Advances
Disclosure Of Risk Management [Line Items]
Debt instruments held	23,983,283	22,870,685
Financial Leases [member] | Loans and Advances
Disclosure Of Risk Management [Line Items]
Debt instruments held	24,550,829	23,198,204
Small Business Loans
Disclosure Of Risk Management [Line Items]
Debt instruments held	1,279,408	1,156,198
Small Business Loans | Loans and Advances
Disclosure Of Risk Management [Line Items]
Debt instruments held	1,279,408	1,156,198
Not later than one month [member] | Loans and Advances
Disclosure Of Risk Management [Line Items]
Debt instruments held	173,840,093	165,678,765
Not later than one month [member] | Commercial Loans [member] | Loans and Advances
Disclosure Of Risk Management [Line Items]
Debt instruments held	89,172,106	90,804,138
Not later than one month [member] | Consumer | Loans and Advances
Disclosure Of Risk Management [Line Items]
Debt instruments held	37,661,558	30,311,854
Not later than one month [member] | Mortgages [member] | Loans and Advances
Disclosure Of Risk Management [Line Items]
Debt instruments held	22,205,284	21,121,205
Not later than one month [member] | Financial Leases [member] | Loans and Advances
Disclosure Of Risk Management [Line Items]
Debt instruments held	23,678,408	22,433,190
Not later than one month [member] | Small Business Loans | Loans and Advances
Disclosure Of Risk Management [Line Items]
Debt instruments held	1,122,737	1,008,378
Later than one month and not later than three months [member] | Loans and Advances
Disclosure Of Risk Management [Line Items]
Debt instruments held	2,357,187	2,025,373
Later than one month and not later than three months [member] | Commercial Loans [member] | Loans and Advances
Disclosure Of Risk Management [Line Items]
Debt instruments held	464,573	452,890
Later than one month and not later than three months [member] | Consumer | Loans and Advances
Disclosure Of Risk Management [Line Items]
Debt instruments held	873,583	701,314
Later than one month and not later than three months [member] | Mortgages [member] | Loans and Advances
Disclosure Of Risk Management [Line Items]
Debt instruments held	647,059	612,480
Later than one month and not later than three months [member] | Financial Leases [member] | Loans and Advances
Disclosure Of Risk Management [Line Items]
Debt instruments held	321,232	209,840
Later than one month and not later than three months [member] | Small Business Loans | Loans and Advances
Disclosure Of Risk Management [Line Items]
Debt instruments held	50,740	48,849
Between 3 and 6 months | Loans and Advances
Disclosure Of Risk Management [Line Items]
Debt instruments held	1,027,547	610,434
Between 3 and 6 months | Commercial Loans [member] | Loans and Advances
Disclosure Of Risk Management [Line Items]
Debt instruments held	542,233	152,877
Between 3 and 6 months | Consumer | Loans and Advances
Disclosure Of Risk Management [Line Items]
Debt instruments held	282,165	238,540
Between 3 and 6 months | Mortgages [member] | Loans and Advances
Disclosure Of Risk Management [Line Items]
Debt instruments held	136,005	148,786
Between 3 and 6 months | Financial Leases [member] | Loans and Advances
Disclosure Of Risk Management [Line Items]
Debt instruments held	52,548	54,029
Between 3 and 6 months | Small Business Loans | Loans and Advances
Disclosure Of Risk Management [Line Items]
Debt instruments held	14,596	16,202
Between 6 and 12 months | Loans and Advances
Disclosure Of Risk Management [Line Items]
Debt instruments held	2,277,890	2,720,962
Between 6 and 12 months | Commercial Loans [member] | Loans and Advances
Disclosure Of Risk Management [Line Items]
Debt instruments held	937,931	1,387,364
Between 6 and 12 months | Consumer | Loans and Advances
Disclosure Of Risk Management [Line Items]
Debt instruments held	742,197	638,868
Between 6 and 12 months | Mortgages [member] | Loans and Advances
Disclosure Of Risk Management [Line Items]
Debt instruments held	333,204	388,653
Between 6 and 12 months | Financial Leases [member] | Loans and Advances
Disclosure Of Risk Management [Line Items]
Debt instruments held	207,619	245,974
Between 6 and 12 months | Small Business Loans | Loans and Advances
Disclosure Of Risk Management [Line Items]
Debt instruments held	56,939	60,103
Later than 1 year | Loans and Advances
Disclosure Of Risk Management [Line Items]
Debt instruments held	2,780,026	2,783,582
Later than 1 year | Commercial Loans [member] | Loans and Advances
Disclosure Of Risk Management [Line Items]
Debt instruments held	1,651,710	1,803,379
Later than 1 year | Consumer | Loans and Advances
Disclosure Of Risk Management [Line Items]
Debt instruments held	141,167	102,805
Later than 1 year | Mortgages [member] | Loans and Advances
Disclosure Of Risk Management [Line Items]
Debt instruments held	661,731	599,561
Later than 1 year | Financial Leases [member] | Loans and Advances
Disclosure Of Risk Management [Line Items]
Debt instruments held	291,022	255,171
Later than 1 year | Small Business Loans | Loans and Advances
Disclosure Of Risk Management [Line Items]
Debt instruments held	$ 34,396	$ 22,666